Schedule V - Valuation and Qualifying Accounts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	€ (459)	€ (263)	€ (287)
Impact on year end ECL of exposures transferred between stages during the year	(53)	(71)	(5)
Financial assets derecognized during the period	89	58	74
New financial assets originated or purchased	(47)	(42)	(26)
Change in models	37	(115)	(28)
Net exchange differences	53	(25)	9
Ending balance	(380)	(459)	(263)
Mortgage loans	(33)	(118)	(26)
Debt securities	(347)	(341)	(237)
Loss allowance on December 31	(380)	(459)	(263)
Mortgage loans measured at amortized cost	57	(88)	(15)
Debt securities measured at FVOCI	(120)	(140)	(44)
Other	(6)	(9)	(60)
Net impairment charge in P&L	€ (69)	€ (237)	€ (119)